FINANCIAL INCOME (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INCOME
Schedule of financial income

	2020	2019	2018

Income from short-term investments	108,057	87,241	68,721
Interest income and other financial income	86,035	135,972	135,279
Financial Income	194,092	223,213	204,000

Interest on debt	(1,022,460)	(938,120)	(1,177,686)
Monetary variation and other financial expenses	(426,001)	(531,634)	(401,655)
Financial Expenses	(1,448,461)	(1,469,754)	(1,579,341)

Bonds repurchases	(239,273)	-	(223,925)
Exchange Variation, net	(204,291)	(247,555)	(322,621)
Gains and losses on derivative financial instruments, net	(774)	(15,118)	32,092
Financial result, net	(1,698,707)	(1,509,214)	(1,889,795)